S000084191 [Member] Investment Strategy - Nuveen Sustainable Core ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its investment objective by investing, under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies aligned with sustainability themes. Sustainability themes are measurable investment themes that exhibit positive societal impact and also influence macroeconomic trends, competitive dynamics, and the financial performance of companies across industries and sectors. For purposes of the Fund’s 80% policy, (i) the three “sustainability themes” are (1) energy transition and innovation, (2) inclusive growth, and (3) strong governance, each as described below, and (ii) a company is “aligned with sustainability themes” if the company ranks in the top 70% of companies based on the sub-adviser’s Thematic Alignment Model, which measures the weighted average of a company’s positive alignment with all three themes. The Thematic Alignment Model is a proprietary quantitative model designed to measure alignment with sustainability themes identified by the sub-adviser and to evaluate whether these themes are positively correlated with excess return, either within the overall investment universe, or in specific sectors or industries.
·Energy transition and innovationis defined as the transformation of energy production to reduce greenhouse gas emissions andremove emissions from the atmosphere and the commercialization of technologies that enhance productivity, reduce environmental risks, and expand access to energy. The Thematic Alignment Model uses data from third-party providers to assess various metrics related to emissions, carbon intensity, and green innovation to determine companies’ positive alignment with this sustainability theme.·Inclusive growthis defined as economic growth that raises standards of living for broad segments of the population. The Thematic Alignment Model uses data from third-party providers to measure a company’s alignment with certain United NationsSustainable Development Goals that promote good health and well-being, clean water and sanitation, access to affordable and clean energy, decent work opportunities for all, sustained economic growth, resilient infrastructure, and reduced inequality.·Strong governanceis defined as policies and practices that promote accountability, long-term shareholder value, and ethical conduct. The Thematic Alignment Model uses data from third-party providers to evaluate details about a company’s board structure, shareholder rights, and executive compensation to determine a company’s positive alignment with this sustainability theme.The sub-adviser ranks companies within its investment universe based on their alignment with each of these three individual sustainability themes and the weighted average ranking of all three themes. The 70% threshold used for the Fund’s 80% policy refers to the weighted average ranking of all three themes. The weighting of each of the sustainability themes can and will vary within a range of 20% to 50% based on certain factors, including, but not limited to, correlation with excess returns.As an active manager, the sub-adviser will rely on forward-looking fundamental research as well as the output from the Thematic Alignment Model to evaluate investments suitable for the Fund. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s sub-adviser believes have the potential for capital appreciation due to their positive thematic alignment, favorable return potential, strong competitive positioning, and contribution to portfolio risk.The thematic alignment of the portfolio is designed to highlight attractive investment opportunities from the Fund’s investment universe, rather than to create a list of restricted securities. Given the rapidly evolving drivers of investment performance and emerging trends in the field of sustainable investing, the sub-adviser may revise the themes, models, metrics, and data used to rank securities in the Thematic Alignment Model in a manner that a reasonable investor would find acceptable.While the sub-adviser will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies aligned with sustainability themes, the Fund is not required to invest in every company that satisfies the Fund’s 80% policy. Investing based on sustainable investment themes is qualitative and subjective by nature. The weighting of the themes in the Thematic Alignment Model is based on the efficacy of each theme in the sub-adviser’s back-tests as well as the subjective judgment of the sub-adviser regarding the future efficacy of each theme.There can be no assurance that every Fund investment will have positive alignment with every sustainable investment theme or that the sustainable investment themes or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. In addition,the Fund may invest up to 20% of its net assets in cash and equity securities of companies that may not align with the three sustainability themes noted above.The Fund invests primarily in the U.S. listed equity securities of companies with market capitalizations of at least $10 billion. As an actively managed strategy, the portfolio’s weighted average market capitalization may differ from that of the Fund’s benchmark index, the Standard & Poor’s 500®Index (the “S&P 500 Index”).
Strategy Portfolio Concentration [Text]	under normal market conditions, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies aligned with sustainability themes.